Note 14 - Earnings (loss) Per Common Share (Details) - Calculation of Basic and Diluted Earnings Per Share (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Calculation of Basic and Diluted Earnings Per Share [Abstract]
Net (loss) income (in Dollars)	$ 1,408	$ (63,984)	$ (189,112)
Net (loss) income available to common shareholders (in Dollars)	$ 1,408	$ (63,984)	$ (189,112)
Weighted average common shares outstanding, basic	17,061,530	16,989,585	6,304,679
Weighted average common shares outstanding, diluted	17,111,530	16,989,585	6,304,679
(Loss) / income per common share, basic and diluted (in Dollars per share)	$ 0.08	$ (3.77)	$ (30.00)